UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam International Value Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (96.0%)(a)
		Shares	Value

Aerospace and defense (2.1%)

Airbus Group NV (France)		36,100	$2,345,795

BAE Systems PLC (United Kingdom)		200,569	1,555,024

			3,900,819
Airlines (0.9%)

Japan Airlines Co., Ltd. (Japan)(UR)		56,200	1,751,701

			1,751,701
Automobiles (5.6%)

Daimler AG (Registered Shares) (Germany)		27,077	2,607,893

Nissan Motor Co., Ltd. (Japan)		334,600	3,411,946

Toyota Motor Corp. (Japan)		46,300	3,231,349

Yamaha Motor Co., Ltd. (Japan)		58,900	1,422,367

			10,673,555
Banks (14.6%)

Banco Bilbao Vizcaya Argentaria SA (Rights) (Spain)(NON)		132,526	19,095

Banco Bilbao Vizcaya Argentaria SA (Spain)		132,526	1,337,438

Bank of Ireland (Ireland)(NON)		4,682,538	1,776,101

Bank of Queensland, Ltd. (Australia)		294,865	3,091,298

Barclays PLC (United Kingdom)		113,244	406,341

DNB ASA (Norway)		133,790	2,153,437

HSBC Holdings PLC (United Kingdom)		221,479	1,884,825

ING Groep NV GDR (Netherlands)(NON)		416,442	6,108,110

Lloyds Banking Group PLC (United Kingdom)(NON)		1,074,902	1,247,615

Metro Bank PLC (acquired 1/15/14, cost $235,131) (Private) (United Kingdom)(F)(RES)(NON)		30,891	650,697

Mizuho Financial Group, Inc. (Japan)		784,500	1,379,895

Natixis SA (France)		196,210	1,465,218

Sumitomo Mitsui Financial Group, Inc. (Japan)		75,000	2,873,945

United Overseas Bank, Ltd. (Singapore)		85,000	1,422,961

Virgin Money Holdings UK PLC (United Kingdom)(NON)		331,274	1,955,381

			27,772,357
Beverages (1.0%)

Anheuser-Busch InBev NV (Belgium)		15,776	1,929,808

			1,929,808
Building products (0.7%)

Compagnie De Saint-Gobain (France)		27,623	1,211,862

			1,211,862
Capital markets (1.1%)

UBS Group AG (Switzerland)		111,506	2,092,703

			2,092,703
Chemicals (1.0%)

Akzo Nobel NV (Netherlands)		26,224	1,985,285

			1,985,285
Commercial services and supplies (0.6%)

Elis SA (France)(NON)		61,200	1,014,718

			1,014,718
Communications equipment (0.8%)

Alcatel-Lucent (France)(NON)		414,949	1,570,341

			1,570,341
Construction and engineering (1.4%)

Vinci SA (France)		47,405	2,712,924

			2,712,924
Construction materials (0.6%)

CRH PLC (Ireland)		39,655	1,032,488

			1,032,488
Diversified financial services (1.8%)

Challenger, Ltd. (Australia)		415,568	2,262,859

Eurazeo SA (France)		16,844	1,155,546

			3,418,405
Diversified telecommunication services (3.2%)

Com Hem Holding AB (Sweden)(NON)		87,189	707,461

Nippon Telegraph & Telephone (NTT) Corp. (Japan)		16,600	1,022,912

Spark New Zealand, Ltd. (New Zealand)		704,341	1,563,724

Telecom Italia SpA RSP (Italy)		1,476,691	1,388,760

Telstra Corp., Ltd. (Australia)		302,500	1,451,723

			6,134,580
Electric utilities (1.0%)

SSE PLC (United Kingdom)		82,796	1,838,991

			1,838,991
Food and staples retail (0.9%)

Seven & i Holdings Co., Ltd. (Japan)		30,000	1,262,414

WM Morrison Supermarkets PLC (United Kingdom)		147,320	421,109

			1,683,523
Food products (2.7%)

Barry Callebaut AG (Switzerland)		1,259	1,232,127

Kerry Group PLC Class A (Ireland)		28,173	1,892,244

Nestle SA (Switzerland)		27,420	2,070,194

			5,194,565
Gas utilities (1.4%)

Tokyo Gas Co., Ltd. (Japan)		436,000	2,745,901

			2,745,901
Hotels, restaurants, and leisure (1.6%)

TUI AG (Germany)		171,302	3,012,387

			3,012,387
Household durables (1.7%)

Panasonic Corp. (Japan)		199,500	2,619,335

Skyworth Digital Holdings, Ltd. (China)		770,000	604,884

			3,224,219
Household products (0.5%)

Henkel AG & Co. KGaA (Preference) (Germany)		8,075	951,066

			951,066
Industrial conglomerates (2.5%)

Siemens AG (Germany)		31,451	3,405,030

Toshiba Corp. (Japan)		334,000	1,402,160

			4,807,190
Insurance (8.7%)

ACE, Ltd.		17,586	1,960,663

Admiral Group PLC (United Kingdom)		25,572	579,549

AIA Group, Ltd. (Hong Kong)		366,000	2,293,907

Allianz SE (Germany)		8,229	1,429,886

AXA SA (France)		110,787	2,793,679

Intact Financial Corp. (Canada)		22,900	1,725,252

Prudential PLC (United Kingdom)		158,776	3,931,327

SCOR SE (France)		52,242	1,764,532

			16,478,795
Media (3.9%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		65,674	992,064

Liberty Global PLC Ser. C (United Kingdom)(NON)		39,000	1,942,590

Vivendi SA (France)		56,216	1,397,721

WPP PLC (United Kingdom)		136,157	3,087,823

			7,420,198
Metals and mining (1.4%)

BHP Billiton, Ltd. (Australia)		57,568	1,340,725

Glencore PLC (United Kingdom)		311,879	1,313,007

			2,653,732
Multi-utilities (1.8%)

RWE AG (Germany)		65,958	1,686,431

Veolia Environnement SA (France)		90,096	1,705,533

			3,391,964
Oil, gas, and consumable fuels (8.2%)

BG Group PLC (United Kingdom)		53,035	651,516

EnCana Corp. (Canada)		140,700	1,570,801

Gaztransport Et Technigaz SA (France)		14,579	860,303

Genel Energy PLC (United Kingdom)(NON)		113,974	795,000

Origin Energy, Ltd. (Australia)		132,435	1,135,017

Royal Dutch Shell PLC Class A (United Kingdom)		253,931	7,583,126

Suncor Energy, Inc. (Canada)		103,300	3,018,541

			15,614,304
Personal products (0.3%)

Asaleo Care, Ltd. (Australia)		386,616	555,918

			555,918
Pharmaceuticals (9.7%)

Astellas Pharma, Inc. (Japan)		236,400	3,873,798

AstraZeneca PLC (United Kingdom)		44,817	3,072,659

Bayer AG (Germany)		18,030	2,709,102

GlaxoSmithKline PLC (United Kingdom)		77,751	1,780,492

Sanofi (France)		71,290	7,015,012

			18,451,063
Professional services (0.4%)

Recruit Holdings Co., Ltd. (Japan)(NON)		21,700	677,963

			677,963
Real estate investment trusts (REITs) (1.4%)

Hibernia REIT PLC (Ireland)(R)		2,104,553	2,645,149

			2,645,149
Real estate management and development (2.4%)

Mitsubishi Estate Co., Ltd. (Japan)		59,000	1,369,437

Mitsui Fudosan Co., Ltd. (Japan)		66,000	1,939,705

Sumitomo Realty & Development Co., Ltd. (Japan)		36,000	1,296,357

			4,605,499
Specialty retail (0.7%)

Kingfisher PLC (United Kingdom)		249,956	1,410,540

			1,410,540
Technology hardware, storage, and peripherals (1.8%)

Konica Minolta Holdings, Inc. (Japan)		107,500	1,093,357

Samsung Electronics Co., Ltd. (South Korea)		1,780	2,307,419

			3,400,776
Tobacco (2.3%)

Japan Tobacco, Inc. (Japan)		110,700	3,497,668

Philip Morris International, Inc.		12,500	941,625

			4,439,293
Trading companies and distributors (1.8%)

ITOCHU Corp. (Japan)		95,500	1,035,460

Mitsubishi Corp. (Japan)		118,000	2,378,800

			3,414,260
Transportation infrastructure (1.2%)

Aena SA (Spain)(NON)		14,024	1,410,066

Sumitomo Warehouse Co., Ltd. (The) (Japan)		167,000	925,037

			2,335,103
Wireless telecommunication services (2.3%)

SoftBank Corp. (Japan)		14,800	860,317

Vodafone Group PLC (United Kingdom)		1,047,125	3,422,047

			4,282,364

Total common stocks (cost $165,736,730)			$182,436,309

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Notes
1.625%, March 31, 2019(i)		$111,000	$112,865
0.875%, September 15, 2016(i)		90,000	90,607

Total U.S. treasury Obligations (cost $203,472)			$203,472

SHORT-TERM INVESTMENTS (3.4%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	3,960,224	$3,960,224

SSgA Prime Money Market Fund Class N 0.02%(P)	Shares	199,000	199,000

U.S. Treasury Bills with an effective yield of 0.03%, April 16, 2015(SEGSF)		200,000	199,998

U.S. Treasury Bills with an effective yield of 0.02%, April 23, 2015(SEGSF)		30,000	30,000

U.S. Treasury Bills with an effective yield of 0.01%, April 30, 2015(SEGSF)		260,000	259,998

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015(SEGSF)		150,000	149,999

U.S. Treasury Bills with an effective yield of 0.01%, May 14, 2015(SEGSF)		325,000	324,997

U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015(SEGSF)		700,000	699,988

U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, May 7, 2015(SEGSF)		702,000	701,987

Total short-term investments (cost $6,526,191)			$6,526,191

TOTAL INVESTMENTS

Total investments (cost $172,466,393)(b)			$189,165,972

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $97,508,224) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/15/15	$6,315,757	$6,665,767	$(350,010)
Barclays Bank PLC
	Canadian Dollar	Sell	4/15/15	1,673,506	1,795,620	122,114
	Hong Kong Dollar	Buy	5/20/15	4,192,693	4,191,616	1,077
	Japanese Yen	Buy	5/20/15	1,946,197	1,968,300	(22,103)
	Singapore Dollar	Buy	5/20/15	1,814,745	1,849,072	(34,327)
	Swiss Franc	Buy	6/17/15	1,348,817	1,370,755	(21,938)
Citibank, N.A.
	British Pound	Buy	6/17/15	1,082,913	1,122,645	(39,732)
	Danish Krone	Buy	6/17/15	634,912	663,856	(28,944)
	Euro	Sell	6/17/15	8,012,463	8,413,238	400,775
	Japanese Yen	Sell	5/20/15	1,241,040	1,231,459	(9,581)
Credit Suisse International
	Australian Dollar	Sell	4/15/15	476,044	495,631	19,587
	British Pound	Sell	6/17/15	2,848,874	2,953,622	104,748
	Canadian Dollar	Sell	4/15/15	103,020	144,438	41,418
	Euro	Buy	6/17/15	4,049,394	4,229,379	(179,985)
	Japanese Yen	Buy	5/20/15	3,464,142	3,534,851	(70,709)
	Norwegian Krone	Buy	6/17/15	1,289,852	1,357,014	(67,162)
	Swedish Krona	Buy	6/17/15	2,271,961	2,342,173	(70,212)
	Swiss Franc	Buy	6/17/15	1,411,473	1,435,673	(24,200)
Deutsche Bank AG
	British Pound	Sell	6/17/15	151,080	126,151	(24,929)
	Canadian Dollar	Sell	4/15/15	732,351	785,405	53,054
	Euro	Sell	6/17/15	236,693	247,241	10,548
Goldman Sachs International
	Japanese Yen	Buy	5/20/15	3,175,628	3,238,573	(62,945)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/15/15	174,208	173,180	1,028
	British Pound	Buy	6/17/15	135,661	140,658	(4,997)
	Canadian Dollar	Sell	4/15/15	1,855,627	1,990,305	134,678
	Euro	Sell	6/17/15	448,629	468,454	19,825
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/17/15	6,197,690	6,425,293	(227,603)
	Canadian Dollar	Sell	4/15/15	342,532	367,576	25,044
	Euro	Sell	6/17/15	97,411	101,759	4,348
	Japanese Yen	Buy	5/20/15	861,130	838,269	22,861
	New Zealand Dollar	Sell	4/15/15	1,249,228	1,275,814	26,586
	Norwegian Krone	Sell	6/17/15	1,170,156	1,222,545	52,389
	Singapore Dollar	Sell	5/20/15	548,339	558,475	10,136
	Swedish Krona	Buy	6/17/15	2,016,759	2,079,592	(62,833)
	Swiss Franc	Buy	6/17/15	2,431,937	2,468,308	(36,371)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/15/15	538,376	568,962	(30,586)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/15/15	1,983,330	2,090,220	106,890
	Canadian Dollar	Sell	4/15/15	516,759	525,864	9,105
	Euro	Sell	6/17/15	810,503	785,681	(24,822)
	Hong Kong Dollar	Sell	5/20/15	493,275	493,176	(99)
	Israeli Shekel	Buy	4/15/15	887,597	893,639	(6,042)
	Swiss Franc	Sell	6/17/15	3,909,577	3,976,754	67,177
UBS AG
	British Pound	Buy	6/17/15	2,055,963	2,131,652	(75,689)
	Canadian Dollar	Sell	4/15/15	120,545	129,214	8,669
	Euro	Sell	6/17/15	523,759	544,625	20,866
	Swiss Franc	Buy	6/17/15	1,289,257	1,311,286	(22,029)
WestPac Banking Corp.
	Australian Dollar	Buy	4/15/15	941,054	992,050	(50,996)
	British Pound	Sell	6/17/15	3,302,707	3,424,073	121,366
	Canadian Dollar	Sell	4/15/15	921,419	988,558	67,139
	Euro	Buy	6/17/15	3,138,035	3,277,522	(139,487)
	Japanese Yen	Sell	5/20/15	6,960,054	7,102,241	142,187

Total						$(94,716)

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2014 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $190,111,618.
(b)	The aggregate identified cost on a tax basis is $172,885,426, resulting in gross unrealized appreciation and depreciation of $29,248,433 and $12,967,885, respectively, or net unrealized appreciation of $16,280,546.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $650,697, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$2,288,978	$40,503,357	$38,832,111	$2,423	$3,960,224
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(UR)	At the reporting period end, 4,800 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
	At the close of the reporting period, the fund maintained liquid assets totaling $889,975 to cover certain derivative contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.3%
	United Kingdom	21.0
	France	14.3
	Germany	8.4
	Australia	5.2
	United States	4.9
	Netherlands	4.3
	Ireland	3.9
	Canada	3.4
	Switzerland	2.9
	Spain	2.0
	Hong Kong	1.2
	South Korea	1.2
	Norway	1.1
	Belgium	1.0
	New Zealand	0.8
	Singapore	0.8
	Italy	0.7
	Other	0.6

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $943,682 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $775,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,942,590	$23,798,309	$—
Consumer staples	941,625	13,812,548	—
Energy	4,589,342	11,024,962	—
Financials	3,685,915	52,676,296	650,697
Health care	—	18,451,063	—
Industrials	2,424,784	19,401,756	—
Information technology	—	4,971,117	—
Materials	—	5,671,505	—
Telecommunication services	—	10,416,944	—
Utilities	—	7,976,856	—
Total common stocks	13,584,256	168,201,356	650,697
U.S. treasury obligations	$—	$203,472	$—
Short-term investments	4,159,224	2,366,967	—

Totals by level	$17,743,480	$170,771,795	$650,697

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(94,716)	$—

Totals by level	$—	$(94,716)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	1,593,615	1,688,331

Total	$1,593,615	$1,688,331

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$127,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	—	123,191	400,775	165,753	63,602	—	155,531	141,364	—	183,172	29,535	330,692	1,593,615

	Total Assets	$—	$123,191	$400,775	$165,753	$63,602	$—	$155,531	$141,364	$—	$183,172	$29,535	$330,692	$1,593,615

	Liabilities:
	Forward currency contracts#	350,010	78,368	78,257	412,268	24,929	62,945	4,997	326,807	30,586	30,963	97,718	190,483	1,688,331

	Total Liabilities	$350,010	$78,368	$78,257	$412,268	$24,929	$62,945	$4,997	$326,807	$30,586	$30,963	$97,718	$190,483	$1,688,331

	Total Financial and Derivative Net Assets	$(350,010)	$44,823	$322,518	$(246,515)	$38,673	$(62,945)	$150,534	$(185,443)	$(30,586)	$152,209	$(68,183)	$140,209	$(94,716)
	Total collateral received (pledged)##†	$(238,000)	$—	$199,000	$(150,000)	$—	$(62,945)	$150,534	$(160,000)	$—	$—	$(68,183)	$—
	Net amount	$(112,010)	$44,823	$123,518	$(96,515)	$38,673	$—	$—	$(25,443)	$(30,586)	$152,209	$—	$140,209

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015